Leases - Future Minimum Commitments Chartered-in Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 1,307	$ 2,468	$ 1,286
Operating leases future minimum payments receivable	262,711
Chartered-in vessels
Future minimum commitments, net of commissions under chartered-in vessels
Operating lease obligations	$ 696